VARIABLE INTEREST ENTITIES ("VIE") - Summary of Bareboat Charters (Details) - Variable Interest Entity, Primary Beneficiary $ in Thousands	Dec. 31, 2018 USD ($)
ICBC Finance Leasing Co. Ltd Agreement | Golar Glacier
Variable Interest Entity [Line Items]
2019	$ 17,100
2020	17,147
2021	17,100
2022	17,100
2023	17,100
2024 and thereafter	12,884
ICBC Finance Leasing Co. Ltd Agreement | Golar Kelvin
Variable Interest Entity [Line Items]
2019	17,100
2020	17,147
2021	17,100
2022	17,100
2023	17,100
2024 and thereafter	15,695
ICBC Finance Leasing Co. Ltd Agreement | Golar Snow
Variable Interest Entity [Line Items]
2019	17,100
2020	17,147
2021	17,100
2022	17,100
2023	17,100
2024 and thereafter	15,695
ICBC Finance Leasing Co. Ltd Agreement | Golar Ice
Variable Interest Entity [Line Items]
2019	17,100
2020	17,147
2021	17,100
2022	17,100
2023	17,100
2024 and thereafter	18,599
CMBL Lessor VIE | Golar Tundra
Variable Interest Entity [Line Items]
2019	22,437
2020	21,548
2021	20,610
2022	19,697
2023	18,784
2024 and thereafter	32,079
CCBFL Lessor Agreement | Golar Seal
Variable Interest Entity [Line Items]
2019	13,754
2020	13,717
2021	13,717
2022	13,717
2023	13,754
2024 and thereafter	27,433
COSCO Shipping Lessor Agreement | Golar Crystal
Variable Interest Entity [Line Items]
2019	12,441
2020	12,335
2021	12,175
2022	12,050
2023	11,907
2024 and thereafter	37,601
China State Shipbuilding Corporation, CSSC | Hilli
Variable Interest Entity [Line Items]
2019	128,418
2020	123,526
2021	118,800
2022	114,075
2023	109,463
2024 and thereafter	$ 412,055